(Loss)/Gain on Fair Value Changes of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
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(Loss)/Gain on Fair Value Changes of Derivative Financial Instruments
8	(LOSS)/GAIN ON FAIR VALUE CHANGES OF DERIVATIVE FINANCIAL INSTRUMENTS

	2017	2016	2015
	RMB million	RMB million	RMB million
Interest rate swap contracts (note 39(a))	—	2	6
Forward foreign exchange contracts (note 39(b))	(311)	—	—

	(311)	2	6